VAN KAMPEN AMERICAN CAPITAL
24F-2 REPORT
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2



1.    Name and address of issuer:

          VKM UTILITY INCOME TRUST, SERIES 7
      ONE PARKVIEW PLAZA
      OAKBROOK, IL 60181

2. The name of each series or class of securities for which this form is filed:

      VKM UTILITY INCOME TRUST, SERIES 7

3.    Investment company act file number:  811-2754  Securities act file number:
      33-52193

4(a)  Last day of fiscal year for which this form is filed: DECEMBER 31, 1997

4(b) [ ] Check box if this form is being filed late.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal year
            pursuant to section 24(f):                                   $20,494

      (ii)  Aggregate price of securities redeemed or repurchased during the
            fiscal year:                                                $370,594

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to to the
            Commission: $0

      (iv)  Total available redemption credits [add items 5(ii) and 5
            (iii)]:                                                     $370,594

      (v) Net sales - if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(I)]: $0

      (vi) Redemption credits available for use in future years - if item 5(I) is less than item 5(iv) subtract item 5(iv) from item 5(iv)]:
            ($350,100)

      (vii) Multiplier for determining registration fee (See (instruction C.9): x 0.0002950

      (viii) Registration fee due [multiple item 5(v)] by item 5(vii)] (enter 0 if no fee is due): $0

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule
      243-e), then report the amount of securities (number of shares or other units deducted here:

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - if this form is being filed more than 90 days after the end of the issuers fiscal year (see instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

      [ ]   Wire Transfer
      [ ]   Mail or other means